Income Taxes - Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	$ 812,196	$ 738,489
Operating tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	366,351	284,626
Net capital tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	35,801	32,378
Resource Pools and Other Tax Credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	49,230	48,773
Financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	1,050	2,003
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	127,945	107,124
Closure and decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	143,080	136,728
Exploration and Other Expenses not Currently Deductible [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	33,837	68,266
Intercompany debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	17,956	12,160
Doubtful debt and inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	24,624	41,378
Payroll and vacation accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	6,168	1,491
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	$ 6,154	$ 3,562